Cover	Apr. 30, 2025	Jan. 28, 2025	Oct. 23, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 30, 2025
Entity Registrant Name	TIAA REAL ESTATE ACCOUNT
Entity Incorporation, State or Country Code	NY
Entity File Number	33-92990
Entity Address, Address Line One			730 Third Avenue
Entity Address, City or Town			New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017-3206
City Area Code		212
Local Phone Number	490-9000(Registrant’s Telephone Number, Including Area Code)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000946155
Amendment Flag	false